Securitizations and Variable Interest Entities - Non-consolidated Variable Interest Entities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	$ 189	$ 148
Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 189	$ 148